Related party transactions	12 Months Ended
Jul. 31, 2021
Related party transactions [abstract]
Related party transactions	Related party transactions
The Group purchases goods and services from companies which are indirect wholly owned subsidiaries of companies which are controlled or significantly influenced by persons who are also Ferguson Non-Executive Directors. In the year ended July 31, 2021, the Group purchased goods and services totaling $24 million (2020: $18 million and 2019: $7 million) from and owed $nil (2020: $nil and 2019: $nil) to these companies. The goods and services are purchased on an arm’s-length basis.
The Group made a donation of $2 million (2020: $nil and 2019: $nil) to a charity which has a board member who is a related party of the Group. As at July 31, 2021, the Group has committed to donate a further $1 million (2020: $nil) to this charity.
There are no other related party transactions requiring disclosure under IAS 24 “Related Party Disclosures” in the years ended July 31, 2021, July 31, 2020 and July 31, 2019 other than the compensation of key management personnel which is set out in note 9.